PREPAYMENTS AND OTHER CURRENT ASSETS, NET	12 Months Ended
Jun. 30, 2025
Prepayments And Other Current Assets Net
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

NOTE 5 - PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets consisted of the following:

	As of June 30,
	2025	2024
Loan to third parties (i)	$988,581	$598,580
Sale of accounts receivable (ii)	865,000	-
Sale of property and equipment (iii)	550,000	-
Escrow fund (iv)	400,000	-
Deductible input VAT	50,433	72,641
Prepaid expenses	3,505	21,694
Others	1,813	2,029
Less: allowances for credit losses	(75,490)	(14,448)
Prepayment and other current assets, net	$2,783,842	$680,496

(i)	Loans to third parties are used for their capital turnover. As of the issuance date, the Company has not yet received the outstanding consideration, the remaining consideration should be collected before May 15, 2026.

(ii)	On June 10, 2025, the Company entered into an agreement with another third-party company to transfer all rights to the accounts receivable with totaled gross amount of $2.6 million and allowance of credit losses of $0.5 million in exchange for a cash consideration of $1.0 million. As of the issuance date, the Company has not yet received the outstanding consideration, the remaining consideration should be collected before December 10, 2025.

(iii)	In May 2025, the Company entered into an agreement with a third-party individual to sale part of its property and equipment with total consideration of $0.6 million. These property and equipment have gross amount and accumulated depreciation of $3.0 million and $0.9 million, respectively. As of the issuance date, the Company has collected the outstanding consideration of $0.4 million, the remaining consideration should be collected before November 6, 2025.

(iv)	On Feb 25, 2025, the Company entered into a certain escrow agreement with Nason, Yeager, Gerson, Harris & Fumero, P.A. who act as the escrow agent pursuant to which the Company agreed to deposit the aggregated amount of $400,000 upon closing of Initial public Offering. The escrow fund will be released on Feb 25, 2026.

For the years ended June 30, 2025, the Company recognized credit loss of $60,406 and for the years ended June 30, 2024 and 2023, the Company reversed credit loss of $13,390 and $4,552, respectively.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)